Annual Total Returns[BarChart] - NVIT Columbia Overseas Value Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.43%)	19.56%	20.09%	(8.15%)	(3.90%)	1.12%	22.72%	(15.69%)	12.49%	5.18%